Fair Value Disclosures [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at d March 31, 2019 and 2018, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	March 31,
Description		2019	2018
Assets:
Marketable securities held in Trust Account	1	$12,357,980	$146,350,150